Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating loss carryforwards	$ 63,500,000
Operating loss carryforwards expire year	2028
Accruals for income tax accounting uncertainties
Interest or penalties
Unrecognized tax benefits decrease or increase during period
Federal [Member]
Research and development credit carryforwards	$ 3,200,000
Research and development credit carryforwards expire year	2029
State [Member]
Research and development credit carryforwards	$ 3,100,000